Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets		$ 20,382,605	$ 20,382,605
Net carrying amount			19,764,078
IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 618,527		559,304
Net carrying amount			19,764,078
IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	768,120		740,573
Net carrying amount	20,714,370
Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			20,382,605
Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	21,482,490
Allowances for loan losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			618,527
Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	768,120
Allowances for loan losses [member] | Individually assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			298,152
Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	133,610
Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			320,375
Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	634,510
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	484,707		488,535
Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			13,269,632
Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	13,882,193
Commercial loans [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			10,734,858
Commercial loans [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	11,065,601
Commercial loans [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			671,478
Commercial loans [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	920,479
Commercial loans [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			134,597
Commercial loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	124,299
Commercial loans [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			140,375
Commercial loans [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	210,558
Commercial loans [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			640,209
Commercial loans [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	625,598
Commercial loans [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			923,507
Commercial loans [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	903,047
Commercial loans [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			24,608
Commercial loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	32,611
Commercial loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			13,716,546
Commercial loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	14,366,900
Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			11,116,076
Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	11,457,388
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			700,733
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	928,443
Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			139,348
Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	131,100
Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			140,738
Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	210,567
Commercial loans [member] | Gross assets [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			653,003
Commercial loans [member] | Gross assets [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	676,689
Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			940,789
Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	928,160
Commercial loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			25,859
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	34,553
Commercial loans [member] | Allowances for loan losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			446,914
Commercial loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	484,707
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			381,218
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	391,787
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			29,255
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	7,964
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			4,751
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	6,801
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			363
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	9
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			12,794
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	51,091
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			17,282
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	25,113
Commercial loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			1,251
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,942
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			298,152
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	133,610
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			263,552
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	133,610
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			21,617
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			1,903
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			270
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			10,445
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			365
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			148,762
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	351,097
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			117,666
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	258,177
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			7,638
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	7,964
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			2,848
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	6,801
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			93
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	9
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			12,794
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	51,091
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			6,837
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	25,113
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			886
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,942
Mortgages loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			4,117,734
Mortgages loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	4,379,710
Mortgages loans [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			26,032
Mortgages loans [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	22,336
Mortgages loans [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			47,260
Mortgages loans [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	37,892
Mortgages loans [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			134,103
Mortgages loans [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	110,652
Mortgages loans [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			3,637,164
Mortgages loans [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	3,901,107
Mortgages loans [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			273,175
Mortgages loans [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	307,723
Mortgages loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			4,152,753
Mortgages loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	4,445,827
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			26,399
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	23,432
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			47,400
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	38,364
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			135,919
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	118,668
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			3,660,900
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	3,953,245
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			282,135
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	312,118
Mortgages loans [member] | Allowances for loan losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			35,019
Mortgages loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	66,117
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			367
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,096
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			140
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	472
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			1,816
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	8,016
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			23,736
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	52,138
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			8,960
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	4,395
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			35,019
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	66,117
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			367
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,096
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			140
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	472
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			1,816
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	8,016
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			23,736
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	52,138
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			8,960
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	4,395
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	217,296
Consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			2,376,712
Consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	2,452,467
Consumer loans [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			58,787
Consumer loans [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	45,373
Consumer loans [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			1,709,981
Consumer loans [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,766,313
Consumer loans [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			195,661
Consumer loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	191,913
Consumer loans [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			401,505
Consumer loans [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	443,141
Consumer loans [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Net carrying amount			10,778
Consumer loans [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	5,727
Consumer loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			2,513,306
Consumer loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	2,669,763
Consumer loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			63,411
Consumer loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	50,716
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			1,810,049
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,921,785
Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			207,501
Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	209,492
Consumer loans [member] | Gross assets [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			421,169
Consumer loans [member] | Gross assets [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	481,567
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			11,176
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	6,203
Consumer loans [member] | Allowances for loan losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			136,594
Consumer loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	217,296
Consumer loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			4,624
Consumer loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	5,343
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			100,068
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	155,472
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			11,840
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	17,579
Consumer loans [member] | Allowances for loan losses [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			19,664
Consumer loans [member] | Allowances for loan losses [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	38,426
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			398
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	476
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			136,594
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	217,296
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			4,624
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	5,343
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			100,068
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	155,472
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			11,840
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	17,579
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			19,664
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	38,426
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Allowance for loan losses			398
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 476
Normal portfolio[member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			19,114,902
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			12,742,912
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			10,345,995
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			650,959
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			131,332
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			140,375
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			598,108
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			851,882
Normal portfolio[member] | Commercial loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			24,261
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			3,975,744
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			24,231
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			44,432
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			127,153
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			3,507,384
Normal portfolio[member] | Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			272,544
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			2,396,246
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			60,651
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			1,725,652
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			193,325
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			405,786
Normal portfolio[member] | Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			10,832
Impaired portfolio [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			1,267,703
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			973,634
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			770,081
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			49,774
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			8,016
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			363
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Student loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			54,895
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			88,907
Impaired portfolio [member] | Commercial loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			1,598
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			177,009
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			2,168
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			2,968
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			8,766
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			153,516
Impaired portfolio [member] | Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			9,591
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			117,060
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			2,760
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			84,397
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			14,176
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | Credit card [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			15,383
Impaired portfolio [member] | Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Financial assets			$ 344